Related Party Transactions - Service Agreements (Details) (USD $) Share data in Millions, unless otherwise specified	6 Months Ended		12 Months Ended			42 Months Ended	6 Months Ended		12 Months Ended		42 Months Ended	0 Months Ended	3 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Jun. 30, 2014 Service Agreements [Member]	Jun. 30, 2013 Service Agreements [Member]	Dec. 31, 2013 Service Agreements [Member]	Dec. 31, 2012 Service Agreements [Member]	Dec. 31, 2013 Service Agreements [Member]	Feb. 01, 2013 Cheniere Energy, Inc. [Member]	Jun. 30, 2014 Cheniere Energy, Inc. [Member] unit	Feb. 01, 2013 Cheniere Energy, Inc. [Member]	Jan. 31, 2013 Cheniere Energy, Inc. [Member]	Jun. 30, 2014 Cheniere Energy Investments, LLC [Member] Operation and Maintenance Agreement [Member]	Dec. 31, 2013 Cheniere Energy Investments, LLC [Member] Operation and Maintenance Agreement [Member]	Jun. 30, 2014 Cheniere Energy, Inc. [Member] Management Services Agreement [Member]	Dec. 31, 2013 Cheniere Energy, Inc. [Member] Management Services Agreement [Member]
Related Party Transaction [Line Items]
General and administrative expense—affiliate	$ 35,429,000	$ 37,923,000	$ 93,064,000	$ 33,951,000	$ 0	$ 127,015,000	$ 35,200,000	$ 37,700,000	$ 92,600,000	$ 34,000,000	$ 126,600,000
Proceeds (Payments) Of Capital Expenditures Incurred																0.60%	0.60%	2.40%	2.40%
Related Party Transaction, Committed Monthly Fee																$ 83,333	$ 83,333	$ 541,667	$ 541,667
Loss Contingency, New Claims Filed, Number													4
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized														35	10
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized												25